Report of Directors Corporate Governance - Executive directors' interests in shares (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2024 shares £ / shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Disclosure of transactions between related parties [line items]
Share options (in shares)	75,335,399	75,335,399	83,993,678	115,651,000
Average daily closing share price (GBP per share) | £ / shares	£ 7.184
Period after appointment to meet minimum shareholding guideline		5 years
Sir Noel Quinn
Disclosure of transactions between related parties [line items]
Shareholding guidelines (% of salary)		400.00%
Shareholding, percentage of salary	1068.00%	1068.00%
Share interests (in shares)	2,046,949	2,046,949
Share options (in shares)	0	0
Georges Elhedery
Disclosure of transactions between related parties [line items]
Shareholding guidelines (% of salary)		400.00%
Shareholding, percentage of salary	504.00%	504.00%
Share interests (in shares)	966,017	966,017
Share options (in shares)	0	0
Long-term incentive awards, without performance conditions
Disclosure of transactions between related parties [line items]
Period of tenure required for no performance conditions for Directors who cease employment as good leaver		5 years
Long-term incentive awards, with performance conditions
Disclosure of transactions between related parties [line items]
Vesting period of granted awards		7 years
Post-vesting retention period of granted awards		1 year
Weighted average holding period of granted awards		6 years
Deferred shares, without performance conditions | Sir Noel Quinn
Disclosure of transactions between related parties [line items]
Share options (in shares)	869,896	869,896
Deferred shares, without performance conditions | Georges Elhedery
Disclosure of transactions between related parties [line items]
Share options (in shares)	606,179	606,179
Deferred shares, with performance conditions | Sir Noel Quinn
Disclosure of transactions between related parties [line items]
Share options (in shares)	2,819,614	2,819,614
Deferred shares, with performance conditions | Georges Elhedery
Disclosure of transactions between related parties [line items]
Share options (in shares)	1,044,640	1,044,640
Shares delivered to executive Directors as part of the FPA
Disclosure of transactions between related parties [line items]
Retention period		5 years
Shares delivered as part of annual incentive award
Disclosure of transactions between related parties [line items]
Retention period		1 year